Derivative Financial Instruments (Tables)	12 Months Ended
Aug. 29, 2013
Derivative Instrument Detail [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Total gross notional amounts and fair values for currency derivatives and interest rate swaps without hedge accounting designation were as follows:

	Notional Amount (in U.S. Dollars)		Fair Value of
			Current Assets(1)	Noncurrent Assets(2)	(Current Liabilities)(3)
As of August 29, 2013
Currency forward contracts:
Yen	$336		$1	$3	$—
Singapore dollar	218		—	—	—
Euro	217		1	—	(1)
Shekel	78		—	—	(1)
Currency options:
New Taiwan dollar	351		—	—	—
Interest rate swap contracts	62		—	—	—
	$1,262		$2	$3	$(2)

As of August 30, 2012
Forward contracts:
Singapore dollar	$251		$—	$—	$(1)
Euro	173		2	—	(1)
Shekel	65		—	—	(1)
Yen	18		—	—	—
Currency options:
Yen	5,050	(4)	57	—	—
New Taiwan dollar	342		2	—	—
	$5,899		$61	$—	$(3)

(1)	Included in receivables - other.

(2)	Included in other noncurrent assets.

(3)	Included in accounts payable and accrued expenses - other.

(4)	Notional amount includes purchased options of $2,527 million and sold options of $2,523 million for the Elpida Hedges.

Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Total gross notional amounts and fair values for derivatives with cash flow hedge accounting designation were as follows:

	Notional Amount (in U.S. Dollars)	Fair Value of
		Current Assets(1)	(Current Liabilities)(2)
As of August 29, 2013
Currency forward contracts:
Yen	$6	$—	$(1)
Euro	6	—	—
Currency options:
Yen	21	—	(2)
Interest swap contracts:	250	—	—
	$283	$—	$(3)
As of August 30, 2012
Currency forward contracts:
Yen	$108	$2	$—
Euro	35	—	—
Currency options:
Yen	32	—	$—
	$175	$2	$—

(1)	Included in receivables - other.

(2)	Included in accounts payable and accrued expenses - other.